Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings
Schedule of borrowings by current and noncurrent classification

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Short-term	2,912,867	2,910,859
Long-term, current portion	525,255	996,010

Subtotal	3,438,122	3,906,869
Long-term	2,701,438	2,061,399

Total	6,139,560	5,968,268

Schedule of future principal repayments on the long-term borrowings
Year ending December 31,	RMB
2018	996,010
2019	1,130,345
2020	120,566
2021	97,953
Thereafter	712,535

Total	3,057,409